UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/15

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for those series, as appropriate.

                        Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Global Equity

Income Fund

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
32	Information About the Renewal of the
Fund’s Management and Sub-Investment
Advisory Agreements

FOR MORE INFORMATION
Back Cover

Dreyfus
Global Equity
Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Equity Income Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets continued to encounter bouts of heightened volatility on their way to posting moderate gains, on average. Investors remained concerned over the reporting period’s first half that persistent economic weakness and defla-tionary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies. However, investor sentiment was buoyed over the second half by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite ongoing geopolitical headwinds, energy prices appear to have stabilized, and we believe that aggressively accommodative monetary policies from the world’s major central banks seem likely to address economic and deflation issues.Therefore, we currently expect the pace of global economic growth to improve gradually in the months ahead. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2014, through April 30, 2015, as provided by James Harries and Nick Clay, Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Global Equity Income Fund’s Class A shares produced a total return of 3.87%, Class C shares returned 3.56%, Class I shares returned 4.06% and Class Y shares returned 4.09%.1 In comparison, the fund’s benchmark, the FTSE World Index (the “Index”), produced a total return of 4.97% for the same period.2

Global stocks advanced moderately amid aggressively accommodative monetary policies from major central banks. Shortfalls in the utilities and consumer services sectors caused the fund to lag its benchmark.

The Fund’s Investment Approach

The fund seeks to generate total return, consisting of capital appreciation and income. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities, aiming to focus on dividend-paying stocks of companies located in emerging as well as developed capital markets, incorporating investments in countries such as the United States, Canada, Australia, Hong Kong and Europe.The fund may invest in the securities of companies of any market capitalization, and it may invest up to 30% of its assets in emerging markets. The fund’s portfolio managers will always purchase stocks that, at the time of initial purchase, have a yield premium of 25% over that of the FTSE World Index on a 12-month prospective basis.

We combine “top-down” analysis of current economic trends and investment themes with “bottom-up” stock selection based on fundamental research. Within markets and sectors deemed to be favorable, we seek attractively priced stocks of companies that we believe have sustainable, long-term competitive advantages.

Economic Developments Drove Market Performance

Renewed deflation concerns and collapsing oil prices sparked volatility in global equity markets during the final months of 2014, but the activities explored in our

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

state intervention theme helped bolster stock prices: The Bank of Japan fueled a market rally when it unexpectedly scaled up its quantitative easing program, and investors were encouraged by reassuring comments from the Federal Reserve Board in the U.S. In addition, investors realized that falling oil prices would boost earnings in some industries.

Global markets were further buoyed in early 2015 by a fresh wave of monetary easing in Europe, which paved the way for a dramatic depreciation of the euro and further equity market gains. In the United States, better-than-expected employment data prompted some analysts to anticipate a rise in interest rates, but weak GDP growth and subdued inflation delayed expectations for the timing of U.S. rate hikes. Consequently, U.S. equities generally lagged their overseas counterparts.

Fund Holdings Produced Mixed Results

The fund encountered disappointments in the utilities sector, where U.K. power producer Centrica reduced future earnings guidance and cut its dividend. In the consumer services sector, casino operator Las Vegas Sands was hurt when a Chinese anti-corruption campaign, a smoking ban and tighter visa requirements dampened activity at its Macau property. Food distributor Sysco declined when U.S. regulators blocked a planned merger, and tobacco producer Philip Morris International struggled with a strong U.S. dollar and investors’ preference for more growth-oriented opportunities. Brazilian toll-roads operator CCR performed poorly amid a deteriorating local economic outlook. In the telecommunications sector, Sweden’s TeliaSonera encountered concerns regarding its growth prospects and competitive pressures.The fund also held no exposure to the rallying Japanese stock market, and the benefits of an underweighted position in the energy sector were offset by weakness in Norwegian oil producer Statoil.

On a more positive note, U.S. tobacco company Reynolds American continued to benefit from investors’ goodwill toward its long-gestating merger with rival Lorillard, and food conglomerate Kraft Foods Group fared well when investors responded positively to an announced merger with Heinz. Dutch media company Wolters Kluwer reported accelerating growth and announced a stock buyback program. U.K. grocery chain Tesco staged a recovery from previous weakness. In the technology sector, U.S. enterprise software developer CA performed well due to sustained cash flows and

4

growth opportunities stemming from new product development. Networking equipment provider Cisco Systems achieved solid growth and maintained profit margins, while software giant Microsoft advanced amid heightened volatility. Among industrial companies, British building firm Balfour Beatty performed well when a bid for its private finance initiative assets sparked takeover speculation, and cement and aggregates group CRH benefited from recent acquisitions.

Maintaining a Cautious Investment Posture

The fund has remained cautiously positioned in a low growth, volatile market environment. Ultimately, we do not believe central bank policy can outweigh the structural headwinds of worsening demographics, increasing debt levels, price transparency from the Internet, and reversing globalization trends. Therefore, we are likely to continue to see disappointments in economic and corporate earnings growth, thus warranting the fund’s defensive positioning and emphasis on companies with durable business models and end markets.

May 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The FTSE World Index is an unmanaged, free-floating, market-capitalization weighted index that is designed to measure the performance of 90% of the world’s investable stocks issued by large and midcap companies in developed and advanced emerging markets. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Equity Income Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.47	$ 10.25	$ 5.21	$ 4.81
Ending value (after expenses)	$ 1,038.70	$ 1,035.60	$ 1,040.60	$ 1,040.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.41	$ 10.14	$ 5.16	$ 4.76
Ending value (after expenses)	$ 1,018.45	$ 1,014.73	$ 1,019.69	$ 1,020.08

† Expenses are equal to the fund’s annualized expense ratio of 1.28% for Class A, 2.03% for Class C, 1.03% for
Class I and .95% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

Common Stocks—98.9%	Shares		Value ($)
Australia—1.0%
Dexus Property Group	505,000		2,937,930
Denmark—2.0%
TDC	753,831		5,736,198
France—5.9%
Sanofi	88,052		8,954,753
Suez Environnement	154,455		3,145,867
Total	81,972		4,439,521
			16,540,141
Germany—1.9%
Deutsche Post	161,000		5,341,284
Hong Kong—1.2%
Link REIT	536,000		3,324,522
Italy—1.1%
Atlantia	106,000		2,983,885
Luxembourg—.1%
SES	10,593		370,611
Netherlands—7.4%
Koninklijke Ahold	175,000		3,379,365
Reed Elsevier	265,779		6,387,698
Royal Dutch Shell, Cl. A	140,648		4,461,968
Wolters Kluwer	202,839		6,549,257
			20,778,288
Norway—2.1%
Orkla	754,744		5,913,415
South Korea—.9%
Macquarie Korea Infrastructure Fund	362,970		2,679,702
Sweden—2.0%
TeliaSonera	885,000		5,504,187
Switzerland—10.2%
Nestle	41,948		3,271,092
Novartis	82,334		8,506,675
Roche Holding	32,013		9,221,010
Zurich Insurance Group	24,800	[a]	7,681,165
			28,679,942
Thailand—.8%
Bangkok Bank	407,900		2,292,208

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United Kingdom—14.3%
BAE Systems	387,075		3,013,174
Balfour Beatty	246,000		913,552
Centrica	1,958,004		7,654,190
Cobham	775,000		3,527,440
GlaxoSmithKline	362,133		8,377,829
Imperial Tobacco Group	102,236		4,998,531
SSE	246,768		5,845,188
Vodafone Group	1,654,513		5,838,882
			40,168,786
United States—48.0%
Annaly Capital Management	284,147	[b]	2,861,360
CA	190,416		6,049,516
Cisco Systems	206,000		5,938,980
Clorox	50,908		5,401,339
CMS Energy	40,000		1,357,200
Eversource Energy	152,724		7,446,822
Kraft Foods Group	47,903		4,059,779
Las Vegas Sands	59,230		3,132,082
Mattel	156,177		4,397,944
McDonald’s	35,500		3,427,525
Merck & Co	98,896		5,890,246
Microsoft	334,571		16,273,534
Paychex	114,348		5,533,300
Pfizer	174,316		5,914,542
Philip Morris International	166,000		13,856,020
Procter & Gamble	70,300		5,589,553
Reynolds American	238,577		17,487,694
Sysco	231,045		8,555,596
Two Harbors Investment	260,978		2,740,269
Verizon Communications	112,586		5,678,838
Western Union	174,500		3,538,860
			135,130,999
Total Common Stocks
(cost $237,880,120)			278,382,098

8

Other Investment—.4%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,110,638)			1,110,638 [c]	1,110,638

Total Investments (cost $238,990,758)			99.3%	279,492,736
Cash and Receivables (Net)			.7%	1,955,169
Net Assets			100.0%	281,447,905

REIT—Real Estate Investment Trust
a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
		Value (%)		Value (%)
Consumer Goods		24.3	Industrial	8.5
Health Care		16.7	Telecommunications	8.1
Consumer Services		10.1	Oil & Gas	3.2
Technology		10.0	Money Market Investment	.4
Financial		9.0
Utilities		9.0		99.3

†	Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			237,880,120	278,382,098
Affiliated issuers			1,110,638	1,110,638
Cash				85,741
Cash denominated in foreign currencies			80,279	81,097
Dividends receivable				1,373,567
Receivable for investment securities sold				1,348,847
Unrealized appreciation on forward foreign currency
exchange contracts—Note 4				721,601
Receivable for shares of Beneficial Interest subscribed				530,929
Prepaid expenses				31,489
				283,666,007
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				291,666
Payable for investment securities purchased				960,492
Payable for shares of Beneficial Interest redeemed				465,276
Unrealized depreciation on forward foreign currency exchange
contracts—Note 4				425,640
Accrued expenses				75,028
				2,218,102
Net Assets ($)				281,447,905
Composition of Net Assets ($):
Paid-in capital				238,461,039
Accumulated distributions in excess of investment income—net				(50,695)
Accumulated net realized gain (loss) on investments				2,221,924
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions				40,815,637
Net Assets ($)				281,447,905

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	92,208,523	49,148,848	113,713,586	26,376,948
Shares Outstanding	7,229,372	3,790,748	9,224,346	2,140,457
Net Asset Value Per Share ($)	12.75	12.97	12.33	12.32

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $359,334 foreign taxes withheld at source):
Unaffiliated issuers	5,577,764
Affiliated issuers	1,056
Total Income	5,578,820
Expenses:
Management fee—Note 3(a)	1,206,210
Shareholder servicing costs—Note 3(c)	286,153
Distribution fees—Note 3(b)	183,965
Custodian fees—Note 3(c)	38,103
Registration fees	32,954
Professional fees	29,093
Prospectus and shareholders’ reports	14,822
Trustees’ fees and expenses—Note 3(d)	7,249
Loan commitment fees—Note 2	1,118
Interest expense—Note 2	1,076
Miscellaneous	14,302
Total Expenses	1,815,045
Less—reduction in fees due to earnings credits—Note 3(c)	(7)
Net Expenses	1,815,038
Investment Income—Net	3,763,782
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,850,136
Net realized gain (loss) on forward foreign
currency exchange contracts	1,805,251
Net Realized Gain (Loss)	3,655,387
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	3,824,341
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(465,610)
Net Unrealized Appreciation (Depreciation)	3,358,731
Net Realized and Unrealized Gain (Loss) on Investments	7,014,118
Net Increase in Net Assets Resulting from Operations	10,777,900

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014

Operations ($):
Investment income—net	3,763,782	10,853,458
Net realized gain (loss) on investments	3,655,387	4,624,219
Net unrealized appreciation (depreciation) on
investments	3,358,731	1,177,935
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,777,900	16,655,612
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,202,259)	(3,796,363)
Class C	(431,632)	(1,381,586)
Class I	(1,674,305)	(4,279,832)
Class Y	(402,740)	(1,106,274)
Net realized gain on investments:
Class A	(903,571)	—
Class C	(468,317)	—
Class I	(1,138,294)	—
Class Y	(277,067)	—
Total Dividends	(6,498,185)	(10,564,055)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	10,785,160	28,835,993
Class C	4,468,328	11,199,951
Class I	14,376,693	81,334,072
Class Y	—	84,489
Dividends reinvested:
Class A	1,852,468	3,364,545
Class C	481,221	676,967
Class I	1,977,345	2,926,826
Class Y	678,666	1,105,845
Cost of shares redeemed:
Class A	(18,970,974)	(51,987,456)
Class C	(7,998,800)	(13,166,168)
Class I	(25,522,681)	(74,989,349)
Class Y	(3,046,490)	(8,035,879)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(20,919,064)	(18,650,164)
Total Increase (Decrease) in Net Assets	(16,639,349)	(12,558,607)

Net Assets ($):
Beginning of Period	298,087,254	310,645,861
End of Period	281,447,905	298,087,254
Undistributed (distributions in excess of)
investment income—net	(50,695)	(103,541)

12

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Capital Share Transactions:
Class A
Shares sold	861,382	2,290,211
Shares issued for dividends reinvested	153,731	264,800
Shares redeemed	(1,520,420)	(4,098,591)
Net Increase (Decrease) in Shares Outstanding	(505,307)	(1,543,580)
Class C
Shares sold	351,399	878,643
Shares issued for dividends reinvested	39,298	52,300
Shares redeemed	(628,819)	(1,022,959)
Net Increase (Decrease) in Shares Outstanding	(238,122)	(92,016)
Class Ia
Shares sold	1,191,838	6,648,699
Shares issued for dividends reinvested	169,749	238,519
Shares redeemed	(2,106,749)	(6,160,513)
Net Increase (Decrease) in Shares Outstanding	(745,162)	726,705
Class Ya
Shares sold	—	6,690
Shares issued for dividends reinvested	58,271	90,206
Shares redeemed	(255,934)	(665,199)
Net Increase (Decrease) in Shares Outstanding	(197,663)	(568,303)
a During the period ended October 31, 2014, 6,684 Class I shares representing $84,489 were exchanged for 6,690
ClassY shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2015					Year Ended October 31,
Class A Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		12.56		12.31	10.99	10.17	9.97	9.03
Investment Operations:
Investment income—net[a]		.16		.44	.33	.28	.35	.31
Net realized and unrealized
gain (loss) on investments		.31		.24	1.42	.99	.13	.92
Total from Investment Operations		.47		.68	1.75	1.27	.48	1.23
Distributions:
Dividends from
investment income—net		(.16)		(.43)	(.37)	(.45)	(.28)	(.29)
Dividends from net realized
gain on investments		(.12)		—	(.06)	—	—	—
Total Distributions		(.28)		(.43)	(.43)	(.45)	(.28)	(.29)
Net asset value, end of period		12.75		12.56	12.31	10.99	10.17	9.97
Total Return (%)[b]		3.87	[c]	5.48	16.22	12.98	4.86	13.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		1.28	[d]	1.30	1.34	1.55	2.14	3.13
Ratio of net expenses
to average net assets		1.28	[d]	1.30	1.34	1.50	1.50	1.50
Ratio of net investment income
to average net assets		2.65	[d]	3.49	2.83	2.76	3.35	3.36
Portfolio Turnover Rate		15.74	[c]	33.28	25.57	21.89	54.88	56.17
Net Assets, end of period
($ x 1,000)		92,209		97,153	114,247	51,003	5,710	5,406

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d Annualized.
See notes to financial statements.

14

Six Months Ended
April 30, 2015				Year Ended October 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	12.76		12.50	11.13	10.22	10.02	9.01
Investment Operations:
Investment income—net[a]	.12		.35	.25	.22	.30	.21
Net realized and unrealized
gain (loss) on investments	.32		.24	1.44	.98	.10	.97
Total from Investment Operations	.44		.59	1.69	1.20	.40	1.18
Distributions:
Dividends from
investment income—net	(.11)		(.33)	(.26)	(.29)	(.20)	(.17)
Dividends from net realized
gain on investments	(.12)		—	(.06)	—	—	—
Total Distributions	(.23)		(.33)	(.32)	(.29)	(.20)	(.17)
Net asset value, end of period	12.97		12.76	12.50	11.13	10.22	10.02
Total Return (%)[b]	3.56	[c]	4.71	15.31	12.19	4.01	13.24
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.03	[d]	2.04	2.07	2.29	2.86	3.92
Ratio of net expenses
to average net assets	2.03	[d]	2.04	2.07	2.25	2.25	2.25
Ratio of net investment income
to average net assets	1.90	[d]	2.71	2.10	2.14	2.83	2.31
Portfolio Turnover Rate	15.74	[c]	33.28	25.57	21.89	54.88	56.17
Net Assets, end of period
($ x 1,000)	49,149		51,409	51,523	20,591	2,658	1,564

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2015				Year Ended October 31,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	12.15		11.93	10.66	9.91	9.74	8.83
Investment Operations:
Investment income—net[a]	.17		.45	.36	.35	.37	.35
Net realized and unrealized
gain (loss) on investments	.31		.23	1.37	.90	.12	.89
Total from Investment Operations	.48		.68	1.73	1.25	.49	1.24
Distributions:
Dividends from
investment income—net	(.18)		(.46)	(.40)	(.50)	(.32)	(.33)
Dividends from net realized
gain on investments	(.12)		—	(.06)	—	—	—
Total Distributions	(.30)		(.46)	(.46)	(.50)	(.32)	(.33)
Net asset value, end of period	12.33		12.15	11.93	10.66	9.91	9.74
Total Return (%)	4.06	[b]	5.71	16.63	13.16	5.11	14.39
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.03	[c]	1.04	1.06	1.28	1.86	2.82
Ratio of net expenses
to average net assets	1.03	[c]	1.04	1.06	1.25	1.25	1.25
Ratio of net investment income
to average net assets	2.90	[c]	3.66	3.13	3.47	3.68	3.85
Portfolio Turnover Rate	15.74	[b]	33.28	25.57	21.89	54.88	56.17
Net Assets, end of period
($ x 1,000)	113,714		121,131	110,233	70,715	8,202	6,094

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.
See notes to financial statements.

16

	Six Months Ended
	April 30, 2015		Year Ended October 31,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.14		11.92	11.06
Investment Operations:
Investment income—net[b]	.18		.46	.06
Net realized and unrealized gain (loss) on investments	.30		.23	.89
Total from Investment Operations	.48		.69	.95
Distributions:
Dividends from investment income—net	(.18)		(.47)	(.09)
Dividends from net realized gain on investments	(.12)		—	—
Total Distributions	(.30)		(.47)	(.09)
Net asset value, end of period	12.32		12.14	11.92
Total Return (%)	4.09	[c]	5.78	8.62	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95	[d]	.96	1.08	[d]
Ratio of net expenses to average net assets	.95	[d]	.96	1.08	[d]
Ratio of net investment income
to average net assets	2.97	[d]	3.80	2.26	[d]
Portfolio Turnover Rate	15.74	[c]	33.28	25.57
Net Assets, end of period ($ x 1,000)	26,377		28,394	34,643

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is to seek total return (consisting of capital appreciation and income).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), an affiliate of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency

18

costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

20

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	135,130,999	—		—	135,130,999
Equity Securities—
Foreign
Common Stocks†	—	143,251,099	††	—	143,251,099
Mutual Funds	1,110,638	—		—	1,110,638
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	721,601		—	721,601
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(425,640)		—	(425,640)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

At October 31, 2014, $159,660,586 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

22

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,404,031	36,501,674	36,795,067	1,110,638.4

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $10,564,055. The tax character of current year distributions will be determined at the end of the current fiscal year.

24

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2015 was approximately $197,000 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus and the Trust, the Trust has agreed to pay Dreyfus a management fee computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed, from November 1, 2014 through March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of Class A, C, I and Y (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and .95% of the value of the respective class’ average daily net assets. During the period ended April 30, 2015, there was no reduction in expenses.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .41% of the value of the fund’s average daily net assets.

During the period ended April 30, 2015, the Distributor retained $13,296 from commissions earned on sales of the fund’s Class A shares and $1,252 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $183,965 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $115,808 and $61,322, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

26

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $4,050 for transfer agency services and $165 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $7.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $38,103 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $196,802, Distribution Plan fees $30,131, Shareholder Services Plan fees $28,987, custodian fees $28,460, Chief Compliance Officer fees $3,682 and transfer agency fees $3,604.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2015, amounted to $44,498,182 and $66,482,592, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterpar-ties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any

28

realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2015:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Euro,
Expiring
5/12/2015 [a]	9,478,000	10,169,130	10,644,067	474,937
Japanese Yen,
Expiring:
5/12/2015 [a]	320,436,000	2,639,288	2,683,974	44,686
5/12/2015 [b]	1,658,852,654	14,111,290	13,894,561	(216,729)
Sales:		Proceeds ($)
British Pound,
Expiring:
5/12/2015 [a]	1,753,991	2,639,288	2,692,136	(52,848)
5/12/2015 [b]	9,293,193	14,111,289	14,263,779	(152,490)
Euro,
Expiring:
5/4/2015 [b]	1,040,335	1,164,569	1,168,142	(3,573)
5/12/2015 [b]	9,478,000	10,846,045	10,644,067	201,978
Gross Unrealized
Appreciation				721,601
Gross Unrealized
Depreciation				(425,640)

Counterparties:
a JP Morgan Chase Bank
b Royal Bank of Scotland

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	721,601	(425,640)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	721,601	(425,640)
Derivatives not subject to Master Agreements	—	—
Total gross amount of assets and
liabilities subject to Master Agreements	721,601	(425,640)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2015:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	of Assets ($)
JP Morgan Chase Bank	519,623	(52,848)	—	466,775
Royal Bank of Scotland	201,978	(201,978)	—	—
Total	721,601	(254,826)	—	466,775

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
JP Morgan Chase Bank	(52,848)	52,848	—	—
Royal Bank of Scotland	(372,792)	201,978	—	(170,814)
Total	(425,640)	254,826	—	(170,814)

1 Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

30

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Forward contracts	32,734,027

At April 30, 2015, accumulated net unrealized appreciation on investments was $40,501,978, consisting of $49,002,075 gross unrealized appreciation and $8,500,097 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 25-26, 2015, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Subadviser”) provides day-to-day management of the fund’s invest-ments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in

32

meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term perfor-mance.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the four- and five-year periods (ranking highest in the Performance Group in the four-year

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

period) and below the Performance Group and Performance Universe medians for the one-, two- and three-year periods (ranking lowest in the Performance Group in the three-year period). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board discussed with representatives of Dreyfus and the Subadviser the investment strategy employed in the management of the fund’s assets and how that strategy affected the fund’s relative performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus had contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2015, so that annual direct fund operating expenses of its Class A, C, I and Y shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 1.05%, 1.05%, 1.05% and .95%, respectively, of the fund’s average daily net assets.The Board was informed that the undertaking by Dreyfus would be extended until March 1, 2016.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in

34

light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus and the Subadviser are adequate and appropriate.

  The Board was satisfied with the fund’s relative long-term perfor- mance, but was concerned with the fund’s more recent relative per- formance and agreed to closely monitor performance.

  The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

36

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

International

Bond Fund

SEMIANNUAL REPORT April 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
19	Statement of Financial Futures
20	Statement of Options Written
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
55	Information About the Renewal of
the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus
International Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Bond Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International bonds generally lost a degree of value for U.S. residents over the reporting period.Although many fixed-income markets fared well in local currency terms amid falling interest rates sparked by increasingly accommodative monetary policies, a strengthening U.S. dollar against most other major currencies more than offset those gains. Strength in the U.S. dollar was mainly the result of intensifying demand for domestic investments, including U.S.Treasury securities, as international bond yields reached historically low levels and nervous investors sought refuge from global economic weakness in the faster growing U.S. market.

We remain optimistic regarding the long-term outlook for the U.S. and global economies. We believe aggressively accommodative monetary policies in Europe and Japan should boost economic activity, oil prices are stabilizing, and foreign currency exchange rates have become less volatile.Yet, we expect economic growth to gain more traction in some countries than others, suggesting that selectivity may become a more important determinant of success in international fixed-income markets. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by David Leduc, CFA, and Brendan Murphy, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus International Bond Fund’s Class A shares produced a total return of –0.31%, Class C shares returned –0.66%, Class I shares returned –0.10%, and ClassY shares returned –0.07%.1 In comparison, the fund’s benchmark, the Barclays Global Aggregate ex-U.S. (Unhedged) Bond Index (the “Index”), produced a total return of –4.83% for the same period.2

Sovereign bonds gained value in many international markets after several major central banks implemented more aggressively accommodative monetary policies, but local market gains were more than offset by adverse currency exchange-rate fluctuations when the U.S. dollar strengthened sharply against most other currencies.The fund’s use of currency hedging strategies and successful security selections enabled it to substantially outperform its benchmark.

The Fund’s Investment Approach

The fund seeks to maximize total return through capital appreciation and income. To pursue its goal, the fund normally invests at least 80% of its net assets in fixed-income securities, and at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets.

Generally, the fund seeks to maintain investment-grade average credit quality. We focus on identifying undervalued government bond markets, currencies, sectors, and securities. We look for fixed-income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics, or innovative features. We use fundamental economic research and quantitative analysis to allocate assets among countries and currencies.We then focus on sectors and individual securities that appear to be relatively undervalued.

Quantitative Easing Drove Market Performance

International bond prices generally climbed during the reporting period when several central banks implemented new monetary policies designed to stimulate greater growth in a persistently sluggish global economy. Amid disappointing economic

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

data, European markets rallied after the European Central Bank announced a larger-than-expected quantitative easing program in January 2015, while Japanese securities benefited from the continuation of the Bank of Japan’s bond buying program. China reduced short-term interest rates and relaxed regulations governing property transactions in an attempt to combat its economic slowdown.

These measures drove foreign sovereign bond yields sharply lower over the first half of the reporting period, causing some European bonds to offer negative yields at times. Consequently, global fixed-income investors flocked to higher yielding U.S. Treasury securities.The resulting influx of investment capital caused the U.S. dollar to appreciate sharply against the euro, the yen, and other foreign currencies, effectively eroding returns from unhedged international investments for U.S. residents.

Currency Hedges Buoyed Fund Performance

Although we are never satisfied with negative absolute returns, no matter how mild, we nonetheless are pleased that our currency hedging strategies cushioned the impact of adverse currency movements during the reporting period. Using currency futures contracts and options, we maintained overweighted exposure to the U.S. dollar and underweighted positions in the depreciating euro, yen, Australian dollar, and New Zealand dollar.

The fund’s relative performance also benefited from our security selection strategy. In Europe, our focus on longer maturities among sovereign bonds in Portugal, Ireland, and Lithuania fared well when the European Central Bank announced its bond-buying program. These securities gained value as yield differences narrowed along the European market’s maturity spectrum.The fund also was aided by its holdings of inflation-linked bonds when inflation rates began to stabilize in the United States, Germany, and Japan.

On the other hand, the fund’s relative performance was dampened by a relatively short average duration in the United States, where we maintained a cautious interest-rate outlook in light of a sustained domestic economic recovery. A relatively short duration position in Japan also prevented the fund from participating more fully in the market’s rally as local rates declined. The fund employed interest-rate futures and swap contracts to establish its duration positioning.

The fund also encountered a handful of mild security selection shortfalls in its corporate bond portfolio, most notably bonds issued by energy and materials companies that were hurt early in the reporting period by plummeting commodity prices.

A Selective Approach to Global Markets

As of the reporting period’s end, regional economic conditions and monetary poli cies have shown greater divergence. For example, sustained economic growth and less accommodative policy are expected in the United States, but China is experi encing an economic slowdown and more aggressive easing. Therefore, we have adopted an increasingly selective approach, including overweighted exposure Australia and New Zealand, where bond yields are expected to decline further, underweighted exposure to the United States, where short-term interest rates appear set to rise. In this changing market environment, heightened market volatility may present us with tactical opportunities to purchase securities at attractive prices, but in the meantime we have maintained a generally cautious investment posture

May 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other instruments.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S.
dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.
1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
I and ClassY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC.—Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Global Aggregate ex-U.S. (Unhedged) Bond Index provides a broad-based measure of the global investment-grade fixed income markets. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Bond Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C		Class I	Class Y
Expenses paid per $1,000†	$ 5.45	$ 8.70	$	$ 3.67	$ 3.27
Ending value (after expenses)	$ 996.90	$ 993.40	$	$ 999.00	$ 999.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 5.51	$ 8.80	$ 3.71	$ 3.31
Ending value (after expenses)	$ 1,019.34	$ 1,016.07	$ 1,021.12	$ 1,021.52

† Expenses are equal to the fund’s annualized expense ratio of 1.10% for Class A, 1.76% for Class C, .74% for
Class I and .66% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—99.2%		Rate (%)	Date	Amount ($)[a]		Value ($)
Australia—3.1%
Australian Government,
Sr. Unscd. Bonds, Ser. 137	AUD	2.75	4/21/24	64,425,000		51,652,315
Brazil—4.5%
Brazilian Government,
Notes	BRL	10.00	1/1/25	247,850,000		73,074,516
Canada—2.5%
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	4,626,897	[b]	3,856,642
Canadian Government,
Treasury Bonds	CAD	3.50	12/1/45	18,000,000		19,217,406
CIT Canada Equipment
Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	1,137,296	[b]	944,734
CNH Capital Canada
Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	13,575,000	[b]	11,324,352
CNH Capital Canada
Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	1,951,497	[b]	1,620,333
Glencore Finance Canada,
Gtd. Notes		4.25	10/25/22	1,875,000	[b,c]	1,920,727
Glencore Finance Canada,
Gtd. Notes		4.95	11/15/21	1,882,000	[b]	2,032,381
						40,916,575
Croatia—.5%
Croatian Government,
Sr. Unscd. Notes	EUR	3.00	3/11/25	8,075,000		8,773,433
France—7.7%
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	7,715,000	[c]	9,120,955
Electricite de France,
Jr. Sub. Notes	EUR	5.38	1/29/49	3,100,000	[c]	4,102,610
French Government,
Bonds	EUR	1.75	11/25/24	10,000,000		12,447,580
French Government,
Bonds	EUR	2.25	5/25/24	63,800,000		82,576,652
GDF Suez,
Sub. Notes, Ser. NC5	EUR	3.00	6/29/49	4,000,000	[c]	4,660,097

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
France (continued)
Total,
Jr. Sub. Notes	EUR	2.63	12/29/49	8,000,000	[c]	9,052,875
Veolia Environnement,
Jr. Sub. Notes	EUR	4.45	1/29/49	3,100,000	[c]	3,673,795
						125,634,564
Germany—8.5%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	7,700,000	[c]	10,710,288
Deutsche Annington Finance,
Gtd. Notes	EUR	3.63	10/8/21	1,575,000		2,034,259
Driver Thirteen,
Ser. 13, Cl. A	EUR	0.22	2/22/21	4,884,721	[c]	5,491,972
German Government,
Bonds	EUR	0.50	2/15/25	15,000,000		17,062,599
German Government,
Bonds	EUR	1.75	4/15/20	74,800,000	[d]	104,341,728
KFW,
Gov’t Gtd. Notes	JPY	2.05	2/16/26	3,000,000		29,951
						139,670,797
Hungary—.1%
Hungarian Development Bank,
Gov’t Gtd. Notes		6.25	10/21/20	2,100,000	[b]	2,386,125
Iceland—.5%
Icelandic Government,
Unscd. Notes		4.88	6/16/16	7,925,000		8,236,880
India—.8%
Export-Import Bank of India,
Sr. Unscd. Notes		2.75	8/12/20	5,320,000		5,286,271
State Bank of India,
Sr. Unscd. Notes		3.62	4/17/19	8,025,000	[b]	8,318,739
						13,605,010
Ireland—1.0%
Irish Government,
Bonds	EUR	2.00	2/18/45	1,720,000		2,103,684
Irish Government,
Bonds	EUR	2.40	5/15/30	11,000,000		14,357,792
						16,461,476

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Italy—10.3%
Enel,
Sub. Bonds		8.75	9/24/73	3,800,000	[b,c]	4,592,300
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	6,700,000		8,410,528
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	3,800,000		4,600,996
Italian Government,
Treasury Bonds	EUR	1.50	8/1/19	26,900,000		31,439,494
Italian Government,
Treasury Bonds	EUR	1.50	6/1/25	12,925,000		14,532,356
Italian Government,
Treasury Bonds	EUR	2.75	11/15/16	6,575,000		7,682,471
Italian Government,
Treasury Bonds	EUR	3.50	6/1/18	25,750,000		31,773,474
Italian Government,
Treasury Bonds	EUR	4.75	9/1/44	33,155,000	[b]	55,006,237
Telecom Italia,
Sr. Unscd. Notes	GBP	6.38	6/24/19	5,300,000		9,049,457
Wind Acquisition Finance,
Sr. Scd. Notes	EUR	4.00	7/15/20	1,200,000	[b]	1,367,848
Wind Acquisition Finance,
Scd. Notes	EUR	7.00	4/23/21	775,000	[b]	933,133
						169,388,294
Japan—7.9%
Development Bank of Japan,
Gov’t Gtd. Notes	JPY	1.05	6/20/23	34,000,000		303,379
Development Bank of Japan,
Gov’t Gtd. Bonds	JPY	1.70	9/20/22	24,000,000		223,094
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44 10,398,800,000			94,410,392
Japanese Government,
Sr. Unscd. Bonds,
Ser. 19	JPY	0.10	9/10/24	3,903,000,000	[e]	35,345,686
						130,282,551
Lithuania—.4%
Lithuanian Government,
Sr. Unscd. Notes	EUR	2.13	10/29/26	4,407,000		5,700,563

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Luxembourg—.5%
Intelsat Jackson Holdings,
Gtd. Bonds		5.50	8/1/23	8,500,000		8,032,500
Mexico—1.5%
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	296,000,000		25,035,615
Morocco—2.4%
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	19,525,000		23,337,745
Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	12,300,000		15,483,355
						38,821,100
Netherlands—3.3%
ELM,
Jr. Sub. Notes	EUR	5.25	5/29/49	1,250,000	[c]	1,463,075
ING Groep,
Jr. Sub. Notes		6.50	12/29/49	5,870,000	[c]	5,862,956
Netherlands Government,
Bonds	EUR	1.25	1/15/19	25,250,000	[b]	29,698,342
Rabobank Nederland,
Sub. Bonds	EUR	2.50	5/26/26	10,791,000	[c]	12,491,892
Volkswagen International
Finance, Gtd. Bonds	EUR	3.75	3/29/49	4,500,000	[c]	5,440,231
						54,956,496
New Zealand—3.1%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 420	NZD	3.00	4/15/20	54,250,000		41,141,456
New Zealand Government,
Sr. Unscd. Bonds, Ser. 319	NZD	5.00	3/15/19	11,925,000		9,724,856
						50,866,312
Norway—.2%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	18,275,000		2,777,656
Singapore—3.1%
ABJA Investment,
Gtd. Bonds		5.95	7/31/24	9,300,000		9,650,452
Singapore Government,
Sr. Unscd. Bonds	SGD	3.00	9/1/24	50,970,000		41,074,802
						50,725,254

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Spain—4.3%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	2,500,000	[c]	2,975,407
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	4,500,000	[c]	5,554,324
Santander Issuances,
Gtd. Notes	EUR	2.50	3/18/25	3,000,000		3,383,746
Spanish Government,
Bonds	EUR	2.75	4/30/19	24,225,000		29,680,011
Spanish Government,
Bonds	EUR	5.75	7/30/32	15,250,000		26,230,089
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	2,600,000		3,415,868
						71,239,445
Supranational—1.0%
Asian Development Bank,
Sr. Unscd. Notes	CNY	2.85	10/21/20	29,000,000		4,527,017
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000		334,455
International Bank for
Reconstruction &
Development, Sr.
Unscd. Notes	AUD	3.50	1/24/18	14,300,000		11,661,608
						16,523,080
Sweden—1.0%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	108,750,000		16,623,670
United Kingdom—9.5%
Abbey National Treasury
Service, Gtd.
Notes	EUR	1.13	3/10/25	6,400,000		7,024,887
Bank of Scotland,
Sub. Bonds	GBP	9.38	5/15/21	3,820,000		7,645,922
Barclays,
Sub. Notes		4.38	9/11/24	8,600,000		8,601,522
Diageo Finance,
Gtd. Notes	EUR	2.38	5/20/26	3,250,000		4,044,482
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	338,723		520,959

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
HSBC Holdings,
Sub. Notes	EUR	3.38	1/10/24	6,175,000	[c]	7,401,402
International Game Technology,
Sr. Scd. Notes	EUR	4.13	2/15/20	2,345,000	[b]	2,669,159
International Game Technology,
Sr. Scd. Notes	EUR	4.75	2/15/23	2,625,000	[b]	3,004,518
Lloyds Bank,
Sr. Unscd. Notes	GBP	2.75	12/9/18	5,325,000		8,475,297
Lloyds Bank,
Sub. Notes	EUR	6.50	3/24/20	3,250,000		4,502,556
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	7,850,000		8,612,290
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	53,365,000		93,668,038
						156,171,032
United States—21.5%
Ally Financial,
Gtd. Notes		3.50	1/27/19	7,340,000		7,303,300
American International Group,
Jr. Sub. Debs	GBP	5.75	3/15/67	3,700,000	[c]	5,951,322
AT&T,
Sr. Unscd. Notes		4.75	5/15/46	4,310,000		4,230,489
Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1		2.55	3/25/34	2,085,775	[c]	2,091,410
Bear Stearns Commercial
Mortgage Securities Trust,
Ser. 2005-PWR10, Cl. AJ		5.43	12/11/40	2,150,000	[c]	2,150,390
Bear Stearns Commercial
Mortgage Securities Trust,
Ser. 2007-PWR17, Cl. AJ		5.88	6/11/50	5,125,000	[c]	5,368,530
Bear Stearns Commercial
Mortgage Securities Trust,
Ser. 2007-PWR18, Cl. AJ		6.15	6/11/50	3,300,000	[c]	3,357,986
Becton Dickinson and Company,
Sr. Unscd. Notes		4.69	12/15/44	2,400,000		2,525,501
Calpine,
Sr. Unscd. Notes		5.38	1/15/23	7,410,000		7,511,887

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Capital Auto Receivables
Asset Trust, Ser. 2013-1,
Cl. D	2.19	9/20/21	950,000		952,238
Capital Auto Receivables
Asset Trust, Ser. 2014-1,
Cl. D	3.39	7/22/19	3,375,000		3,433,808
Capital Auto Receivables
Asset Trust, Ser. 2013-3,
Cl. D	3.69	2/20/19	2,900,000		2,983,107
Citigroup Commercial
Mortgage Trust, Ser.
2013-375X, Cl. E	3.52	5/10/35	4,595,000	[c]	4,278,804
Citigroup Commercial
Mortgage Trust, Ser.
2013-375P, Cl. E	3.52	5/10/35	4,670,000	[b,c]	4,348,643
Colony American Homes,
Ser. 2014-1A, Cl. C	2.10	5/17/31	2,925,000	[b,c]	2,939,017
Colony American Homes,
Ser. 2014-1A, Cl. D	2.40	5/17/31	2,075,000	[b,c]	2,085,411
Commercial Mortgage Trust,
Ser. 2015-3BPX Cl. B	3.24	2/10/35	3,200,000	[c]	3,228,978
Commercial Mortgage Trust,
Ser. 2015-3BPX Cl. D	3.24	2/10/35	4,275,000	[c]	4,107,882
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. B	3.40	3/10/46	2,440,000	[b]	2,486,805
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. C	3.78	3/10/46	1,700,000	[b,c]	1,729,180
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B	4.70	3/10/47	925,000		1,021,892
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B	5.01	8/10/46	3,775,000	[b,c]	4,262,870
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. C	5.17	10/10/46	3,100,000	[b,c]	3,444,198
Continental Resources,
Gtd. Notes	5.00	9/15/22	8,055,000		8,185,894
Countrywide Alternative
Loan Trust,
Ser. 2004-18CB, Cl. 4A1	5.50	9/25/34	4,062,704		4,115,284

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E		4.37	9/15/37	9,470,000	[b]	9,093,312
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7		4.04	12/5/31	3,117,000	[b,c]	3,225,546
Federal Home Loan Mortgage
Corporation Structured
Agency Credit Risk Debt Notes,
Ser. 2014-DN3, Cl. M2		2.58	8/25/24	8,600,000	[c,f]	8,703,557
Federal Home Loan Mortgage
Corporation Structured Agency
Credit Risk Debt Notes,
Ser. 2014-HQ2, Cl. M1		1.63	9/25/24	7,583,752	[c,f]	7,625,933
Federal National Mortgage
Association Connecticut
Avenue Securities,
Ser. 2014-C04, Ser. 1M1		2.13	11/25/24	7,430,671	[c,f]	7,513,769
Freeport-McMoRan,
Gtd. Notes		3.88	3/15/23	3,970,000		3,741,431
Freeport-McMoRan,
Gtd. Notes		5.45	3/15/43	4,620,000		4,054,706
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. FFX		3.49	12/15/19	2,770,000	[b,c]	2,583,031
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX		3.49	12/15/19	6,160,000	[b,c]	5,846,428
General Electric Capital,
Gtd. Cap. Secs., Ser. A		7.13	12/29/49	3,200,000	[c]	3,732,000
Glencore Funding,
Gtd. Notes		4.00	4/16/25	4,845,000	[b]	4,762,582
Hilton USA Trust,
Ser. 2013-HLT, Cl. DFX		4.41	11/5/30	3,515,000	[b]	3,586,008
JP Morgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	6,350,000	[c]	7,518,039
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. B		3.50	4/15/46	7,270,000		7,416,487
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-LDP9, Cl. AM		5.37	5/15/47	8,095,000		8,402,306
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM		5.46	12/12/43	6,360,000		6,563,854

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM		5.46	1/15/49	6,615,000	[c]	6,898,936
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C24, Cl. B		4.12	11/15/47	2,975,000	[c]	3,142,728
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C19, Cl. B		4.39	4/15/47	4,700,000	[c]	5,073,927
JPMorgan Chase & Co.,
Sub. Notes		3.88	9/10/24	1,625,000		1,644,562
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		0.98	11/25/36	2,850,000	[c]	2,656,191
Kinder Morgan,
Gtd. Notes		5.55	6/1/45	9,100,000		9,118,509
Long Beach Mortgage Loan
Trust, Ser. 2004-1, Cl. M2		1.01	2/25/34	785,207	[c]	753,932
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Cl. AJ		5.68	5/12/39	6,735,000	[c]	6,831,502
ML-CFC Commercial Mortgage
Trust, Ser. 2006-4, Cl. AJ		5.24	12/12/49	4,550,000		4,624,374
ML-CFC Commercial Mortgage
Trust, Ser. 2007-9, Cl. AJ		6.19	9/12/49	5,375,000	[c]	5,351,818
Mondelez International,
Sr. Unscd. Notes	EUR	1.13	1/26/17	6,475,000		7,369,812
Morgan Stanley Bank of
America Merrill Lynch Trust,
Ser. 2013-C7, Cl. B		3.77	2/15/46	2,355,000		2,448,380
Morgan Stanley Bank of
America Merrill Lynch Trust,
Ser. 2013-C8, Cl. B		3.81	12/15/48	2,195,000	[c]	2,266,285
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM		5.68	4/15/49	4,460,000	[c]	4,686,002
Morgan Stanley Mortgage
Loan Trust,
Ser. 2005-1, Cl. 4A1		0.48	3/25/35	1,263,855	[c]	1,153,703
Morgan Stanley,
Sub. Notes		4.35	9/8/26	4,965,000		5,069,275
Morgan Stanley,
Sr. Unscd. Notes		4.30	1/27/45	3,250,000		3,209,115

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Newfield Exploration,
Sr. Unscd. Notes		5.38	1/1/26	1,775,000		1,854,875
Popular ABS Mortgage
Pass-Through Trust,
Ser. 2006-D, Cl. A2		0.34	11/25/46	1,372,914	[c]	1,329,446
Sinclair Television Group,
Gtd. Notes		5.63	8/1/24	5,325,000	[b]	5,444,812
Southwestern Energy,
Sr. Unscd. Notes		4.95	1/23/25	8,250,000		8,584,537
Structured Asset Securities
Corp. Mortgage Pass-through
Certificates, Ser. 2004-11XS,
Cl. 1A5A		6.25	6/25/34	4,285,000	[c]	4,409,996
Sunoco Logistics Partner,
Gtd. Notes		5.35	5/15/45	4,000,000		4,104,844
T-Mobile USA,
Gtd. Notes		6.00	3/1/23	3,825,000		3,907,429
Time Warner,
Gtd. Bonds		4.65	6/1/44	3,465,000		3,595,963
UBS-Barclays Commercial
Mortgage Trust,
Ser. 2013-C5, Cl. B		3.65	3/10/46	2,215,000	[b,c]	2,277,895
UBS-Barclays Commercial
Mortgage Trust,
Ser. 2013-C5, Cl. C		4.09	3/10/46	1,700,000	[b,c]	1,748,757
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	5,782,500	[b]	9,345,447
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2006-C29, Cl. AJ		5.37	11/15/48	4,940,000	[c]	5,034,255
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2007-C32, Cl. AJ		5.72	6/15/49	5,205,000	[c]	5,332,054

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Wells Fargo & Co.,
Sub. Notes	4.65	11/4/44	8,475,000		8,673,493
Wells Fargo Mortgage
Backed Securities Trust,
Ser. 2005-AR4, Cl. 2A1	2.63	4/25/35	3,315,446	[c]	3,370,802
Westlake Automobile
Receivables Trust,
Ser. 2014-2A, Cl. D	2.86	7/15/21	5,675,000	[b]	5,714,495
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C	4.12	3/15/45	1,855,000	[c]	1,931,696
WFRBS Commercial Mortgage Trust,
Ser. 2014-C20, Cl. B	4.38	5/15/47	6,280,000		6,786,485
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs	6.50	5/9/67	7,785,000	[b,c]	8,291,025
					352,501,172
Total Bonds And Notes
(cost $1,666,364,042)					1,630,056,431

			Face Amount
			Covered by
Options Purchased—.1%			Contracts ($)		Value ($)
Call Options:
Euro,
June 2015 @ EUR 1.08
(cost $3,684,403)			166,700,000		928,489

			Principal
Short-Term Investments—2.1%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.03%, 8/13/15			29,727,000	[g]	29,726,346
0.04%, 10/29/15			4,000,000		3,998,996
Total Short-Term Investments
(cost $33,723,497)					33,725,342

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,424,156)	2,424,156 [h]	2,424,156
Total Investments (cost $1,706,196,098)	101.5%	1,667,134,418
Liabilities, Less Cash and Receivables	(1.5%)	(24,915,139)
Net Assets	100.0%	1,642,219,279

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CNY—ChineseYuan Renminbi
EUR—Euro
GBP—British Pound
JPY—JapaneseYen
MXN—Mexican New Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2015, these securities were valued at $212,891,032 or 13.0% of net assets.
c	Variable rate security—interest rate subject to periodic change.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the German Consumer Price Index.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
g	Held by or on behalf of a counterparty for open financial futures contracts.
h	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Non-U.S. Government	64.6	U.S. Government	2.1
Securitized	14.4	Cash & Equivalents	.1
Corporate-Investment Grade	13.6	Options Purchased	.1
Corporate-High Yield	6.6		101.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

April 30, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 4/30/2015 ($)
Financial Futures Long
Australian 10 Year Bonds	959	98,096,086	June 2015	(1,649,897)
Canadian 10 Year Bond	558	64,855,649	June 2015	(1,046,610)
Euro 10 Year Bonds	162	28,504,025	June 2015	(477,544)
Euro-Buxl 30 Year Bonds	228	43,178,657	June 2015	33,017
Japanese 10 Year Bonds	26	32,203,853	June 2015	117,549

Financial Futures Short
Euro-Bobl	672	97,186,808	June 2015	282,224
Long Gilt	155	28,103,520	June 2015	462,046
U.S. Treasury 2 Year Notes	87	19,075,838	June 2015	(55,424)
U.S. Treasury 5 Year Notes	2,360	283,509,750	June 2015	(2,105,599)
U.S. Treasury 10 Year Notes	1,393	178,826,375	June 2015	868,078
U.S. Treasury Long Bonds	267	42,611,531	June 2015	152,039

Gross Unrealized Appreciation				1,914,953
Gross Unrealized Depreciation				(5,335,074)
See notes to financial statements.

The Fund 19

STATEMENT OF OPTIONS WRITTEN

April 30, 2015 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Put Options:
Brazilian Real,
June 2015 @ BRL 3.7	33,400,000	(9,760)
Mexcian New Peso,
May 2015 @ MXN 15.5	16,600,000	(88,692)
South African Rand,
July 2015 @ ZAR 12.8	16,600,000	(179,192)
South African Rand,
July 2015 @ ZAR 13	33,100,000	(315,894)
(premiums received $1,141,322)		(593,538)

BRL-Brazilian Real
MXN-Mexcian New Peso
ZAR-South African Rand
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		1,703,771,942		1,664,710,262
Affiliated issuers			2,424,156	2,424,156
Cash				9,839,958
Cash denominated in foreign currencies			9,017,875	9,096,236
Dividends and interest receivable				13,843,477
Receivable for investment securities sold				8,492,669
Unrealized appreciation on forward foreign currency exchange
contracts—Note 4				6,155,356
Unrealized appreciation on swap contracts—Note 4				3,466,693
Cash collateral				2,893,642
Receivable for shares of Beneficial Interest subscribed				2,651,384
Receivable for swap variation margin—Note 4				235,189
Receivable for futures variation margin—Note 4				169,740
Prepaid expenses				74,444
				1,724,053,206
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				1,127,765
Payable for investment securities purchased				50,740,833
Unrealized depreciation on forward foreign currency exchange
contracts—Note 4				20,795,867
Payable for shares of Beneficial Interest redeemed				4,213,992
Unrealized depreciation on swap contracts—Note 4				4,010,864
Outstanding options written, at value (premiums received
$1,141,322)—See Statement of Options Written—Note 4				593,538
Payable to broker for swap transactions—Note 4				7,360
Accrued expenses				343,708
				81,833,927
Net Assets ($)				1,642,219,279
Composition of Net Assets ($):
Paid-in capital				1,684,491,499
Accumulated undistributed investment income—net				8,526,110
Accumulated net realized gain (loss) on investments				16,441,593
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions [including
($3,420,121) net unrealized (depreciation) on financial futures and ($7,637,787)
net unrealized (depreciation) on centrally cleared swap transactions]				(67,239,923)
Net Assets ($)				1,642,219,279

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	296,130,927	87,079,637 1,220,444,757		38,563,958
Shares Outstanding	18,275,187	5,496,432	74,823,666	2,364,083
Net Asset Value Per Share ($)	16.20	15.84	16.31	16.31

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Interest	23,774,658
Income from securities lending—Note 1(c)	25,491
Dividends;
Affiliated issuers	12,081
Total Income	23,812,230
Expenses:
Management fee—Note 3(a)	4,971,055
Shareholder servicing costs—Note 3(c)	1,359,802
Distribution fees—Note 3(b)	353,501
Custodian fees—Note 3(c)	178,613
Prospectus and shareholders’ reports	73,614
Registration fees	46,316
Trustees’ fees and expenses—Note 3(d)	43,683
Professional fees	42,215
Loan commitment fees—Note 2	8,761
Miscellaneous	43,300
Total Expenses	7,120,861
Less—reduction in fees due to earnings credits—Note 3(c)	(790)
Net Expenses	7,120,071
Investment Income—Net	16,692,159
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(36,998,696)
Net realized gain (loss) on options transactions	25,172,928
Net realized gain (loss) on financial futures	21,086,645
Net realized gain (loss) on swap transactions	(6,708,633)
Net realized gain (loss) on forward foreign currency exchange contracts	21,806,262
Net Realized Gain (Loss)	24,358,506
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(19,166,916)
Net unrealized appreciation (depreciation) on options transactions	(3,398,800)
Net unrealized appreciation (depreciation) on financial futures	(7,644,394)
Net unrealized appreciation (depreciation) on swap transactions	(2,611,165)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(10,853,653)
Net Unrealized Appreciation (Depreciation)	(43,674,928)
Net Realized and Unrealized Gain (Loss) on Investments	(19,316,422)
Net (Decrease) in Net Assets Resulting from Operations	(2,624,263)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	16,692,159	38,531,636
Net realized gain (loss) on investments	24,358,506	66,061,880
Net unrealized appreciation
(depreciation) on investments	(43,674,928)	(68,242,419)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,624,263)	36,351,097
Dividends to Shareholders from ($):
Investment income—net:
Class A	(9,256,189)	(6,472,384)
Class C	(2,691,226)	(901,100)
Class I	(39,767,329)	(17,440,206)
Class Y	(924,493)	(268,120)
Total Dividends	(52,639,237)	(25,081,810)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	50,207,426	103,430,720
Class C	2,885,690	6,846,201
Class I	232,418,367	885,799,995
Class Y	11,373,886	37,270,359
Dividends reinvested:
Class A	8,563,806	6,099,748
Class C	1,945,761	661,956
Class I	21,558,856	11,765,168
Class Y	841,414	248,147
Cost of shares redeemed:
Class A	(72,078,076)	(350,268,879)
Class C	(19,127,605)	(56,738,530)
Class I	(222,949,143)	(544,877,550)
Class Y	(2,969,739)	(6,991,608)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	12,670,643	93,245,727
Total Increase (Decrease) in Net Assets	(42,592,857)	104,515,014
Net Assets ($):
Beginning of Period	1,684,812,136	1,580,297,122
End of Period	1,642,219,279	1,684,812,136
Undistributed investment income—net	8,526,110	44,473,188

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Capital Share Transactions:
Class A
Shares sold	3,087,063	6,216,086
Shares issued for dividends reinvested	525,496	367,916
Shares redeemed	(4,417,795)	(20,939,026)
Net Increase (Decrease) in Shares Outstanding	(805,236)	(14,355,024)
Class C
Shares sold	180,534	419,553
Shares issued for dividends reinvested	121,997	40,845
Shares redeemed	(1,194,753)	(3,493,198)
Net Increase (Decrease) in Shares Outstanding	(892,222)	(3,032,800)
Class Ia
Shares sold	14,134,521	52,212,688
Shares issued for dividends reinvested	1,314,943	702,962
Shares redeemed	(13,588,773)	(32,530,513)
Net Increase (Decrease) in Shares Outstanding	1,860,691	20,385,137
Class Ya
Shares sold	696,524	2,195,057
Shares issued for dividends reinvested	51,343	14,577
Shares redeemed	(179,318)	(414,161)
Net Increase (Decrease) in Shares Outstanding	568,549	1,795,473
a During the period ended October 31, 2014, 868,678 Class I shares representing $14,876,502 were exchanged for
868,678 ClassY shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2015			Year Ended October 31,
Class A Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	16.75	16.53	17.48	16.85	17.62	16.25
Investment Operations:
Investment income—net[a]	.14	.39	.39	.34	.40	.50
Net realized and unrealized
gain (loss) on investments	(.19)	.06	(.75)	.65	(.17)	1.42
Total from Investment Operations	(.05)	.45	(.36)	.99	.23	1.92
Distributions:
Dividends from
investment income—net	(.50)	(.23)	(.37)	(.19)	(.43)	(.35)
Dividends from net realized
gain on investments	—	—	(.22)	(.17)	(.57)	(.20)
Total Distributions	(.50)	(.23)	(.59)	(.36)	(1.00)	(.55)
Net asset value, end of period	16.20	16.75	16.53	17.48	16.85	17.62
Total Return (%)[b]	(.31)[c]	2.77	(2.14)	6.04	1.65	12.11
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10 [d]	1.08	1.07	1.02	1.01	1.09
Ratio of net expenses
to average net assets	1.10 [d]	1.08	1.07	1.02	1.01	1.09
Ratio of net investment income
to average net assets	1.78 [d]	2.31	2.28	2.02	2.38	3.06
Portfolio Turnover Rate	103.79 [c]	209.53	169.41	192.50	213.45	153.71
Net Assets, end of period
($ x 1,000)	296,131	319,588	552,695	683,387	612,236	374,363

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

TheFund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2015			Year Ended October 31,
Class C Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	16.39	16.17	17.11	16.54	17.32	16.05
Investment Operations:
Investment income—net[a]	.09	.27	.26	.21	.27	.37
Net realized and unrealized
gain (loss) on investments	(.20)	.07	(.72)	.64	(.16)	1.39
Total from Investment Operations	(.11)	.34	(.46)	.85	.11	1.76
Distributions:
Dividends from
investment income—net	(.44)	(.12)	(.26)	(.11)	(.32)	(.29)
Dividends from net realized
gain on investments	—	—	(.22)	(.17)	(.57)	(.20)
Total Distributions	(.44)	(.12)	(.48)	(.28)	(.89)	(.49)
Net asset value, end of period	15.84	16.39	16.17	17.11	16.54	17.32
Total Return (%)[b]	(.66)[c]	2.09	(2.78)	5.23	.89	11.26
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.76 [d]	1.76	1.75	1.76	1.75	1.84
Ratio of net expenses
to average net assets	1.76 [d]	1.76	1.75	1.76	1.75	1.84
Ratio of net investment income
to average net assets	1.12 [d]	1.63	1.60	1.31	1.63	2.31
Portfolio Turnover Rate	103.79 [c]	209.53	169.41	192.50	213.45	153.71
Net Assets, end of period
($ x 1,000)	87,080	104,681	152,333	198,824	157,340	103,906

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

Six Months Ended
April 30, 2015			Year Ended October 31,
Class I Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	16.86	16.65	17.58	16.94	17.70	16.31
Investment Operations:
Investment income—net[a]	.17	.44	.44	.39	.44	.54
Net realized and unrealized
gain (loss) on investments	(.19)	.07	(.74)	.64	(.16)	1.42
Total from Investment Operations	(.02)	.51	(.30)	1.03	.28	1.96
Distributions:
Dividends from
investment income—net	(.53)	(.30)	(.41)	(.22)	(.47)	(.37)
Dividends from net realized
gain on investments	—	—	(.22)	(.17)	(.57)	(.20)
Total Distributions	(.53)	(.30)	(.63)	(.39)	(1.04)	(.57)
Net asset value, end of period	16.31	16.86	16.65	17.58	16.94	17.70
Total Return (%)	(.10)[b]	3.08	(1.78)	6.27	1.87	12.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74 [c]	.75	.74	.80	.75	.82
Ratio of net expenses
to average net assets	.74 [c]	.75	.74	.80	.75	.82
Ratio of net investment income
to average net assets	2.14 [c]	2.65	2.60	2.29	2.64	3.30
Portfolio Turnover Rate	103.79 [b]	209.53	169.41	192.50	213.45	153.71
Net Assets, end of period
($ x 1,000)	1,220,445 1,230,266		875,269	934,809	468,316	328,703

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015		Year Ended October 31,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	16.86		16.65	16.33
Investment Operations:
Investment income—net[b]	.17		.47	.14
Net realized and unrealized gain (loss) on investments	(.18)		.05	.26
Total from Investment Operations	(.01)		.52	.40
Distributions:
Dividends from investment income—net	(.54)		(.31)	(.08)
Net asset value, end of period	16.31		16.86	16.65
Total Return (%)	(.07)[c]		3.13	2.43	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66	[d]	.68	.74	[d]
Ratio of net expenses to average net assets	.66	[d]	.68	.74	[d]
Ratio of net investment income to average net assets	2.19	[d]	2.71	2.63	[d]
Portfolio Turnover Rate	103.79	[c]	209.53	169.41
Net Assets, end of period ($ x 1,000)	38,564		30,278	1

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Bond Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is to seek to maximize total return through capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	41,114,665	—	41,114,665
Commercial
Mortgage-Backed	—	150,938,224	—	150,938,224
Corporate Bonds†	—	350,056,295	—	350,056,295
Foreign Government	—	1,048,962,793	—	1,048,962,793
Mutual Funds	2,424,156	—	—	2,424,156
Residential
Mortgage-Backed	—	38,984,454	—	38,984,454
U.S. Treasury	—	33,725,342	—	33,725,342
Other Financial
Instruments:
Financial Futures††	1,914,953	—	—	1,914,953
Forward Foreign
Currency Exchange
Contracts††	—	6,155,356	—	6,155,356
Options Purchased		928,489	—	928,489
Swaps††	—	3,466,693	—	3,466,693

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(5,335,074)	—	—	(5,335,074)
Forward Foreign
Currency Exchange
Contracts††	—	(20,795,867)	—	(20,795,867)
Options Written	—	(593,538)	—	(593,538)
Swaps††	(7,637,787)	(4,010,864)	—	(11,648,651)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2015,The Bank of New York Mellon earned $6,729 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	23,017,186	653,321,072	673,914,102	2,424,156.1
Dreyfus
Institutional
Cash
Advantage
Fund	24,485,250	87,556,280	112,041,530	—	—
Total	47,502,436	40,877,352	785,955,632	2,424,156.1

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry or country.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 30, 2015, the Board declared a cash dividend of $.073, $.034, $.091 and $.096 per share from undistributed investment income-net for Class A, Class C, Class I and Class Y shares, respectively, payable on May 1, 2015 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2015.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $12,646,240 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. If

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

not applied, the fund has $5,686,206 of short-term capital losses and $6,960,034 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $25,081,810. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager and the Trust, the Trust has agreed to pay the Manager a management fee computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2015, the Distributor retained $2,536 from commissions earned on sales of the fund’s Class A shares and $985 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $353,501 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. These services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $380,129 and $117,833, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $205,361 for transfer agency services and $18,068 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $790.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $178,613 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $816,919, Distribution Plan fees $54,690, Shareholder Services Plan fees $80,216, custodian fees $103,420, Chief Compliance Officer fees $3,682 and transfer agency fees $68,838.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions, during the period ended April 30, 2015, amounted to $1,711,106,894 and $1,669,228,429, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counter-party credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2015 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instruments at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2015:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
October 31, 2014	—	—
Contracts written	639,800,000	3,844,514
Contracts terminated;
Contracts expired	540,100,000	2,703,192	—	2,703,192
Contracts outstanding
April 30, 2015	99,700,000	1,141,322

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty. The following summarizes open forward contracts at April 30, 2015:

	Foreign			Unrealized
Forward Foreign Currency Currency				Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
5/29/2015 [a]	63,045,000	50,468,909	49,808,914	(659,995)
Brazilian Real,
Expiring
6/2/2015 [b]	25,325,000	8,101,408	8,305,757	204,349
British Pound,
Expiring
5/29/2015 [c]	25,660,000	38,341,249	39,379,672	1,038,423
Euro,
Expiring
5/29/2015 [b]	145,386,000	160,819,349	163,310,618	2,491,269
Indian Rupee,
Expiring
5/29/2015 [d]	6,230,665,000	98,916,716	97,432,411	(1,484,305)
Japanese Yen,
Expiring
5/29/2015 [b]	7,485,160,000	62,721,038	62,706,755	(14,283)
New Zealand Dollar,
Expiring
5/29/2015 [b]	65,000,000	49,954,450	49,467,352	(487,098)
Norwegian Krone,
Expiring
5/29/2015 [b]	91,140,000	11,569,991	12,093,694	523,703
Singapore Dollar,
Expiring
5/29/2015 [e]	66,000,000	49,962,906	49,848,141	(114,765)
Swedish Krona,
Expiring
5/29/2015 [b]	250,930,000	28,935,655	30,129,143	1,193,488
Sales:		Proceeds:
Australian Dollar,
Expiring:
5/29/2015 [b]	190,180,000	147,439,898	150,252,348	(2,812,450)
5/29/2015 [f]	42,780,000	32,992,976	33,798,483	(805,507)
Brazilian Real,
Expiring
6/2/2015 [a]	54,570,000	17,137,743	17,897,143	(759,400)
Canadian Dollar,
Expiring
5/29/2015 [b]	28,490,000	23,333,429	23,604,113	(270,684)

	Foreign			Unrealized
Forward Foreign Currency Currency				Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Euro,
Expiring:
5/29/2015 [a]	151,143,000	163,743,792	169,777,398	(6,033,606)
5/29/2015 [c]	34,773,000	37,683,500	39,060,158	(1,376,658)
5/29/2015 [b]	50,000,000	54,180,000	56,164,492	(1,984,492)
5/29/2015 [g]	52,160,000	56,508,579	58,590,799	(2,082,220)
Mexcian New Peso,
Expiring
5/29/2015 [a]	244,455,000	16,113,839	15,899,903	213,936
New Zealand Dollar,
Expiring
5/29/2015 [f]	128,565,000	98,332,806	97,842,618	490,188
Singapore Dollar,
Expiring
5/29/2015 [d]	118,110,000	87,703,275	89,205,514	(1,502,239)
South African Rand,
Expiring:
5/29/2015 [a]	86,550,000	7,134,790	7,239,733	(104,943)
5/29/2015 [h]	112,590,000	9,288,684	9,417,926	(129,242)
Swiss Franc,
Expiring
5/29/2015 [f]	7,735,000	8,125,597	8,299,577	(173,980)
Gross Unrealized
Appreciation				6,155,356
Gross Unrealized
Depreciation				(20,795,867)

Counterparties:
a	JP Morgan Chase Bank
b	Goldman Sachs International
c	Credit Suisse
d	Citigroup
e	Bank of America
f	HSBC
g	UBS
h	Barclays Bank

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the coun-terparty over the agreement’s remaining life, to the extent that the amount is positive.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counter-party. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default.The following summarizes open interest rate swaps entered into by the fund at April 30, 2015:

OTC—Interest Rate Swaps

			(Pay)		Unrealized
Notional	Currency/		Receive		Appreciation
Amount ($)	Floating Rate	Counterparty	Fixed Rate (%)	Expiration	(Depreciation) ($)

29,400,000	USD—6 Month	Citigroup	(0.84)	11/8/2022	14,253
	Libor
42,200,000	EUR—1 Year	J.P. Morgan	1.91	11/4/2016	1,707,645
	Libor	Chase Bank
86,400,000	USD—6 Month	J.P. Morgan	(2.32)	6/4/2023	(3,010,782)
	Libor	Chase Bank
366,600,000	MXN—28 Day	Deutsche	6.74	1/2/2024	1,276,058
	Libor	Bank
946,400,000	MXN—28 Day	J.P. Morgan	3.30	1/10/2017	(698,154)
	Libor	Chase Bank
601,900,000	MXN—28 Day Goldman Sachs		6.16	10/31/2024	231,269
	Libor	International
1,669,300,000	MXN—28 Day Goldman Sachs		3.30	11/9/2017	237,468
	Libor	International
52,600,000	BRL—1 Year Goldman Sachs		11.99	1/2/2017	(301,928)
	Libor	International
Unrealized Gross
Appreciation					3,466,693
Unrealized Gross
Depreciation					(4,010,864)

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Centrally Cleared Interest Rate Swaps

		(Pay)
Notional	Currency/	Receive		Clearing	Unrealized
Amount ($)	Floating Rate	Fixed Rate (%)	Expiration	House	(Depreciation) ($)

137,700,000 [a]	USD-6 Month	(2.48)	1/10/2021	Chicago	(6,925,064)
	Libor			Mercantile
				Exchange
174,170,000[b]	USD-6 Month	(0.66)	7/21/2016	Chicago	(553,174)
	Libor			Mercantile
				Exchange
Unrealized Gross
Depreciation					(7,478,238)

Counterparties:
a	Deutsche Bank
b	Goldman Sachs International

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instru-ment.The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, coun-terparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund.These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.The following summarizes open credit default swaps entered into by the fund at April 30, 2015:

†	Expiration Date
Counterparty:
a	JP Morgan Chase Bank
1	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
2	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
3	Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2015 is shown below:

		Derivative		Derivative
		Assets ($)		Liabilities ($)
Interest rate risk[1,2]		5,381,646	Interest rate risk[1,2]	(16,824,176)
Foreign exchange risk[3,4]		7,083,845	Foreign exchange risk[3,5]	(21,389,405)
		—	Credit risk[2]	(159,549)
Gross fair value of
	derivatives contracts	12,465,491		(38,373,130)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
	Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets
	and Liabilities.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Includes cumulative appreciation (depreciation) on swap agreements as reported in the swap tables
	in Note 4. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid
	variation margin on cleared swap agreements, are reported in the Statement of Assets and
	Liabilities.
4	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
5	Options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward		Swap
Underlying risk	Futures[6]	Transactions[7]	Contracts[8]		Transactions[9]	Total
Interest
rate	21,086,645	—	—		(6,776,567)	14,310,078
Foreign
exchange	—	25,172,928	21,806,262		—	46,979,190
Credit	—	—	—		67,934	67,934
Total	21,086,645	25,172,928	21,806,262		(6,708,633)	61,357,202

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Financial	Options	Forward		Swap
Underlying risk	Futures[10] Transactions[11]		Contracts[12] Transactions[13]			Total
Interest rate	(7,644,394)	—	—		(2,176,993)	(9,821,387)
Foreign
exchange	—		(3,398,800) (10,853,653)	—	(14,252,453)
Credit	—	—	—		(434,172)	(434,172)
Total	(7,644,394) (3,398,800) (10,853,653) (2,611,165) (24,508,012)

Statement of Operations location:
6		Net realized gain (loss) on financial futures.
7		Net realized gain (loss) on options transactions.
8		Net realized gain (loss) on forward foreign currency exchange contracts.
9		Net realized gain (loss) on swap transactions.
[10] Net unrealized appreciation (depreciation) on financial futures.
[11] Net unrealized appreciation (depreciation) on options transactions.
[12] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[13] Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master

TheFund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	1,914,953	(5,335,074)
Options	928,489	(593,538)
Forward contracts	6,155,356	(20,795,867)
Swaps	3,466,693	(11,648,651)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	12,465,491	(38,373,130)
Derivatives not subject to
Master Agreements	(2,953,376)	14,349,519
Total gross amount of assets and
liabilities subject to Master
Agreements	9,512,115	(24,023,611)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2015: †

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)[2]	of Assets ($)
Citigroup	14,253	(14,253)	—	—
Deutsche Bank	1,276,058	(1,276,058)	—	—
Goldman Sachs
International	5,810,035	(4,212,097)	—	1,597,938
HSBC	490,188	(490,188)	—	—
JP Morgan
Chase Bank	1,921,581	(1,921,581)	—	—
Total	9,512,115	(7,914,177)	—	1,597,938

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Liabilities ($)
Bank of America	(114,765)	—	—	(114,765)
Barclays Bank	(129,242)	—	—	(129,242)
Citigroup	(2,986,544)	14,253	1,494,000	(1,478,291)
Deutsche Bank	(1,984,492)	1,276,058	708,434	—
Goldman Sachs
International	(4,212,097)	4,212,097	—	—
HSBC	(979,487)	490,188	—	(489,299)
JP Morgan
Chase Bank	(11,534,764)	1,921,581	6,418,000	(3,195,183)
UBS	(2,082,220)	—	—	(2,082,220)
Total	(24,023,611)	7,914,177	8,620,434	(7,489,000)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Interest rate financial futures	747,192,855
Interest rate options contracts	4,240
Foreign currency options contracts	15,193,884
Forward contracts	842,588,791

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2015:

Average Notional Value ($)
Interest rate swap agreements	784,666,336
Credit default swap agreements	7,265,714

At April 30, 2015, accumulated net unrealized depreciation on investments was $39,061,680, consisting of $17,699,302 gross unrealized appreciation and $56,760,982 gross unrealized depreciation.

TheFund 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 25-26, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

TheFund 55

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods (ranking first or second in the Performance Group for each period). The Board also noted that the fund’s yield performance was below the Performance Group and Performance Universe medians for seven and six of the nine one-year periods ended December 31st, respectively. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group median and above the Expense Universe median and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

TheFund 57

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

•	The Board concluded that the nature, extent and quality of the ser-
vices provided by Dreyfus are adequate and appropriate.
•	The Board generally was satisfied with the fund’s overall relative performance.
•	The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

•	The Board determined that the economies of scale which may
accrue to Dreyfus and its affiliates in connection with the manage-
ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the
Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

TheFund 59

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2015

By: /s/ James Windels
James Windels, Treasurer
Date:	June 17, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)